SCHEDULE OF PLANT PROPERTY AND EQUIPMENT (Details) - USD ($)	Jul. 31, 2026	Sep. 30, 2025	Jul. 31, 2025
Property, Plant, and Equipment [Line Items]
Sub-total	$ 169,291		$ 138,043
Accumulated depreciation	(67,073)		(30,078)
Property and equipment, net	102,218	$ 5,252	107,965
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	121,299		112,172
Computer Terminals And Peripherals [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	$ 47,992		$ 25,871